Supplementary Oil And Gas Information (Costs Not Subject to Depletion Or Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 1,295	$ 1,426
Canada [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	716	968
United States [Member]
Unproved Properties [Line Items]
Upstream costs of unproved properties and major development projects	$ 579	$ 458